Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
United States of America, Dollars | Items in statements of income and cash flows [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency transactions	1	1	1
Hong Kong, Dollars | Items in statements of income and cash flows [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency transactions	7.7962	7.8173	7.8356
Balance sheet items, except for equity accounts [Member} | United States of America, Dollars
Schedule of Exchange Rates [Line Items]
Foreign currency transactions	1	1	1
Balance sheet items, except for equity accounts [Member} | Hong Kong, Dollars
Schedule of Exchange Rates [Line Items]
Foreign currency transactions	7.8059	7.7975	7.8425